LOANS AND BORROWINGS - Aggregate rolling maturities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Maturities of long-term borrowings, Twelve-months ending June 30,
2021	¥ 947,579
2022	1,995,581
2023	2,094,516
2024	2,258,340
2025	968,067
Thereafter	2,021,378
Long-term borrowings	¥ 10,285,461	¥ 8,768,997